Intangible Assets Excluding Goodwill	12 Months Ended
Dec. 31, 2011
Intangible Assets Excluding Goodwill [Abstract]
Intangible Assets Excluding Goodwill

20 Intangible assets excluding goodwill

The changes in 2011 were as follows:

	Total	Other intangible assets	Software
Balance as of January 1, 2011
Cost	2,928	2,869	59
Accumulated amortization	(1,442)	(1,397)	(45)

Book value	1,486	1,472	14
Changes in book value:
Acquisitions/additions	10	—	10
Amortization	(301)	(291)	(10)
Translation differences and other	(24)	(23)	(1)

Total changes	(315)	(314)	(1)
Balance as of December 31, 2011:
Cost	2,536	2,473	63
Accumulated amortization	(1,365)	(1,315)	(50)

Book value	1,171	1,158	13

	Total	Other intangible assets	Software
Balance as of January 1, 2010
Cost	3,202	3,074	128
Accumulated amortization	(1,316)	(1,229)	(87)

Book value	1,886	1,845	41
Changes in book value:
Acquisitions/additions	15	9	6
Divestments	(6)	(2)	(4)
Amortization	(295)	(281)	(14)
Translation differences and other	(114)	(99)	(15)

Total changes	(400)	(373)	(27)
Balance as of December 31, 2010:
Cost	2,928	2,869	59
Accumulated amortization	(1,442)	(1,397)	(45)

Book value	1,486	1,472	14

Other intangible assets in 2011 consist of:

	January 1, 2011		December 31, 2011
	Gross	Accumulated amortization	Gross	Accumulated amortization
Marketing-related	75	(72)	18	(16)
Customer-related	454	(149)	411	(143)
Technology-based	2,340	(1,176)	2,044	(1,156)

	2,869	(1,397)	2,473	(1,315)

The estimated amortization expense for these other intangible assets for each of the five succeeding years is:

2012	260
2013	260
2014	260
2015	184
2016	73

All intangible assets, excluding goodwill, are subject to amortization and have no assumed residual value.

The expected weighted average remaining life of other intangibles is 5 years as of December 31, 2011.

The estimated amortization expense for software as of December 31, 2011 for each of the five succeeding years is:

2012	7
2013	4
2014	2
2015	—
2016	—

The expected weighted average remaining lifetime of software is 2 years as of December 31, 2011.